Note 20 - Contingencies	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
20.	Contingencies

In the normal course of operations, the Company is subject to routine claims and litigation incidental to its business. Litigation currently pending or threatened against the Company includes disputes with former employees and commercial liability claims related to services provided by the Company. The Company believes resolution of such proceedings, combined with amounts set aside, will not
have a material impact on the Company's financial condition or the results of operations.

In
May 2019,
the Company settled the restated management services agreement (“MSA”), including the long-term incentive arrangement (the “LTIA”), between the Company and Jay S. Hennick, the Company's Founder and Chairman. As part of the settlement, the Multiple Voting Shares of the Company were converted into Subordinate Voting Shares on a one
-for-
one
basis for
no
consideration, thereby eliminating the Company's dual class share structure. For consideration of
$314,379,
which is the purchase price determined with reference to the LTIA formula provided in the restated MSA, FirstService acquired all of the shares in the company which indirectly held the MSA. The Company, under the terms of the transaction: (a) paid
$62,900
(approximately
C$84,300
) in cash; and issued a total of
2,918,860
Subordinate Voting Shares. Subsequent to the completion of the transaction, the MSA was terminated, thereby eliminating the LTIA and all future fees and other entitlements owing thereafter, and the Company filed an amendment to its articles that re-classified its Subordinate Voting Shares as Common Shares. The settlement of the LTIA was considered a modification of a share-based payment arrangement, which was accounted for as compensation expense in the Company's Consolidated Statements of Earnings. The net cash impact was included in operating activities in the Company's Consolidated Statements of Cash Flows.